Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of cash flows - Parent [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net losses	¥ (477,322)	¥ (189,507)
Other operating assets	67,500,641	483,825
Other operating liabilities	1,751,140	(3,609,478)
Net cash (used in)/provided by operating activities	68,774,459	(3,315,160)
Cash flows from financing activities:
Repurchase of ordinary shares	(87,631,475)
Net cash used in financing activities	(87,631,475)
Net decrease in cash and cash equivalents	(18,857,016)	(3,315,160)
Cash and cash equivalents at the beginning of year		3,315,160
Effect of exchange rate change on cash and cash equivalents	23,937,220
Cash and cash equivalents at the end of year	¥ 5,080,204